INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes

year ended December 31	2018	2017	2016
(millions of Canadian $)

Current
Canada	65	113	116
Foreign	250	36	40
	315	149	156
Deferred
Canada	49	(185)	101
Foreign	235	751	95
Foreign – U.S. Tax Reform and 2018 FERC Actions	(167)	(804)	—
	117	(238)	196
Income Tax Expense/(Recovery)	432	(89)	352

Schedule of Geographic Components of Income

year ended December 31	2018	2017	2016
(millions of Canadian $)

Canada	433	(339)	219
Foreign	3,516	3,645	618
Income before Income Taxes	3,949	3,306	837

Reconciliation of Income Tax Expense

year ended December 31	2018	2017	2016
(millions of Canadian $)

Income before income taxes	3,949	3,306	837
Federal and provincial statutory tax rate	27%	27%	27%
Expected income tax expense	1,066	893	226
U.S. Tax Reform and 2018 FERC Actions	(167)	(804)	—
Foreign income tax rate differentials	(432)	(81)	(196)
Loss/(income) from equity investments and non-controlling interests	50	(64)	(68)
Income tax differential related to regulated operations	(54)	(42)	81
Non-taxable portion of capital gains	(11)	(42)	—
Asset impairment charges[1]	—	34	242
Non-deductible amounts	—	4	46
Other	(20)	13	21
Income Tax Expense/(Recovery)	432	(89)	352

1	Net of nil (2017 – nil, 2016 – $112 million) attributed to higher foreign tax rates.

Schedule of Deferred Income Tax Assets and Liabilities and Amounts Classified in the Consolidated Balance Sheet

at December 31	2018	2017
(millions of Canadian $)

Deferred Income Tax Assets
Tax loss and credit carryforwards	1,238	1,379
Difference in accounting and tax bases of impaired assets and assets held for sale	574	651
Regulatory and other deferred amounts	858	512
Unrealized foreign exchange losses on long-term debt	491	216
Financial instruments	—	10
Other	292	227
	3,453	2,995
Less: valuation allowance	1,159	832
	2,294	2,163
Deferred Income Tax Liabilities
Difference in accounting and tax bases of plant, property and equipment and PPAs	6,449	6,240
Equity investments	1,069	632
Taxes on future revenue requirement	300	238
Other	180	140
	7,998	7,250
Net Deferred Income Tax Liabilities	5,704	5,087
The above deferred tax amounts have been classified in the Consolidated balance sheet as follows:

at December 31	2018	2017
(millions of Canadian $)

Deferred Income Tax Assets
Intangible and other assets (Note 12)	322	316
Deferred Income Tax Liabilities
Deferred income tax liabilities	6,026	5,403
Net Deferred Income Tax Liabilities	5,704	5,087

Reconciliation of the Annual Changes in the Total Unrecognized Tax Benefit
Below is the reconciliation of the annual changes in the total unrecognized tax benefit:

at December 31	2018	2017	2016
(millions of Canadian $)

Unrecognized tax benefit at beginning of year	15	18	17
Gross increases – tax positions in prior years	13	—	3
Gross decreases – tax positions in prior years	(5)	(1)	—
Gross increases – tax positions in current year	—	2	2
Settlement	—	—	(1)
Lapse of statutes of limitations	(4)	(4)	(3)
Unrecognized Tax Benefit at End of Year	19	15	18